[SEI INVESTMENTS LOGO] OMITTED
[GRAPHIC OMITTED]

                                         Annual Report as of June 30, 2001

                                                    SEI LIQUID ASSET TRUST





                                                  Treasury Securities Fund

                                                Government Securities Fund

                                                    Prime Obligations Fund





Table of Contents


-------------------------------------------------------------

Letter to Shareholders                                     1
-------------------------------------------------------------
Report of Independent Accountants                          2
-------------------------------------------------------------
Statements of Net Assets                                   3
-------------------------------------------------------------
Statements of Operations                                   7
-------------------------------------------------------------
Statements of Changes in Net Assets                        8
-------------------------------------------------------------
Financial Highlights                                       9
-------------------------------------------------------------
Notes to Financial Statements                             10
-------------------------------------------------------------
Notice to Shareholders                                    12
-------------------------------------------------------------

SEI LIQUID ASSET TRUST -- JUNE 30, 2001


To Our Shareholders:


The fiscal year ended June 2001 was one of a changing economy. The financial markets experienced increased volatility as the Fed went from preparing for a "soft landing" to attempting to avoid a recession. During the first quarter of the fiscal year, the U.S. economy continued to expand at an unsustainably high growth rate, reigniting fears of inflationary pressures. As evidence of an unexpectedly strong and steep drop in economic activity materialized, the federal funds rate was decreased by 275 basis points during the second half of the fiscal year.

As economic data showed signs of weakness in the fourth quarter of 2000, the Fed shifted from an inflation bias to a weakness bias. In January 2001, the federal funds rate was cut by 100 basis points in an effort to address concerns about slower job growth, weaker production data, and escalating energy prices. This was the most aggressive one-month decrease by the Fed since 1982, with the first of two 50 basis point decreases occurring between scheduled FOMC meetings. The Fed also cut rates by 50 basis points in March, April, and May, and, more recently, a 25 basis point cut during the June meeting. The federal funds rate ended the fiscal year at 3.75%, its lowest level since May 1994.

As the yield curve shifted in anticipation of moves by the Federal Reserve, Wellington Management Company, LLP, the advisor of the SEI Liquid Asset Trust, adjusted average weighted maturities accordingly across the funds. For money market investors, yields for the funds decreased over the course of the year, reflecting the current easing of monetary policy. Also pertinent in this environment, with the quality of many corporate issuers deteriorating in tandem with the economy, was the avoidance of problem credits. The number of shareholders in the SEI Liquid Asset Trust increased by 13%. The client growth is attributable to the funds meeting their objectives of providing safety, liquidity, and yield to shareholders.

In the upcoming year, Wellington Management Company, LLP will continue to seek safe investment opportunities that provide the yields our shareholders expect. We thank you for your continued confidence in the SEI Liquid Asset Trust, and we look forward to serving your investment needs in the future.



Sincerely,
/s/Edward D. Loughlin

Edward D. Loughlin
President


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2001                         1

SEI LIQUID ASSET TRUST -- JUNE 30, 2001


Report Of Independent Public Accountants

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI LIQUID ASSET TRUST:
In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Securities Fund, Government Securities Fund and Prime Obligation Fund (constituting SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
Philadelphia, PA
August 14, 2001





-------------------------------------------------------------------------------
2                        SEI Liquid Asset Trust / Annual Report / June 30, 2001

STATEMENT OF NET ASSETS


Treasury Securities Fund

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 24.6%
   U.S  Treasury Bills
        3.415%, 09/20/01             $10,000        $  9,923
   U.S. Treasury Notes
        5.500%, 07/31/01               4,000           3,998
        6.625%, 07/31/01              22,000          22,003
                                                    --------
Total U.S. Treasury Obligations
   (Cost $35,924)                                     35,924
                                                    --------

REPURCHASE AGREEMENTS -- 75.4%
   Credit Suisse First Boston (A)
     4.000%, dated 06/29/01,
     matures 07/02/01 repurchase
     price $35,111,700 (collateralized
     by U.S. Treasury Obligation,
     par value $30,285,000, 7.125%,
     02/15/03; with total market value
     $35,806,388)                     35,100          35,100
   JP Morgan & Company (A)
     3.940%, dated 06/29/01, matures
     07/02/01, repurchase price
     $32,010,507 (collateralized by
     U.S. Treasury Obligations,
     ranging in par value
     $13,380,000 - $17,960,000,
     6.125% - 6.250%, 12/31/01 -
     01/31/02; with total
     market value $32,641,107)        32,000          32,000
   Lehman Brothers, Incorporated (A)
     3,950%, dated 06/29/01, matures
     07/02/01 repurchase price
     $4,901,613 (collateralized by
     U.S. Treasury Obligation, par
     value $3,190,000, 11.250%,
     02/15/15; with total market
     value $4,998,583)                 4,900           4,900
   Paribas Corporation (A)
     3,950%, dated 06/29/01, matures
     07/02/01 repurchase price
     $8,002,663 (collateralized by
     U.S. Treasury Obligation, par
     value $7,260,000m 3,625%,
     01/15/08; with total market
     value $8,160,657)                 8,000           8,000
   UBS Warburg Dillion (A)
     3,950%, dated 06/29/01, matures
     07/02/01 repurchase price
     $30,009,900 (collateralized by
     U.S. Treasury Obligation, par
     value $26,240,000, 3,875%,
     04/15/29; with total market
     value $30,602,009)               30,000          30,000

Total Repurchase Agreements
   (Cost $110,000)                                   110,000
                                                    --------
--------------------------------------------------------------------------------
                                                     Value
Description                                      ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 100.0%
   (Cost $145,924)                                  $145,924
                                                    --------
Other Assets and Liabilities, Net -- 0.0%                 37
                                                    --------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 145,936,102 outstanding shares
   of beneficial interest                            145,936
Undistributed net investment income                       94
Accumulated net realized loss on investments             (69)
                                                    --------
Total Net Assets -- 100.0%                          $145,961
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                    ========
(A) Tri-party repurchase agreement.
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2001                        3

STATEMENT OF NET ASSETS

Government Securities Fund

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.1%
   FFCB
        3.540%, 09/14/01             $ 2,040         $ 2,025
        5.830%, 11/30/01               1,550           1,512
   FHLB
        3.540%, 09/14/01               2,088           2,073
   FHLMC
        3.700%, 07/13/01               2,240           2,237
        3.930%, 07/17/01               5,000           4,991
        5.110%, 07/19/01              12,000          11,969
        6.405%, 07/19/01               1,500           1,495
        3.700%, 12/06/01               1,030           1,013
   FNMA
        4.600%, 07/05/01               3,000           2,999
        3.750%, 07/05/01               3,140           3,139
        4.120%, 07/23/01               3,000           2,992
   SLMA
        3.600%, 07/25/01               6,000           5,986
                                                     -------
Total U.S. Government Agency Obligations
   (Cost $42,431)                                     42,431
                                                     -------

REPURCHASE AGREEMENTS -- 38.2%
   Credit Suisse First Boston (A)
     4.100%, dated 06/29/01, matures
     07/02/01, repurchase price
     $8,402,870 (collateralized by U.S.
     Government Obligation, par value
     $8,220,000, 6.375%, 11/15/03;
     with total market value
     $8,568,837)                       8,400           8,400
   Goldman Sachs Group (A)
     4.100%, dated 06/29/01, matures
     07/02/01, repurchase price
     $5,501,879 (collateralized by U.S.
     Government Obligation, par value
     $7,428,282, 6.500%, 12/01/28;
     with total market value
     $5,610,000)                       5,500           5,500
   Lehman Brothers, Incorporated (A)
     4.100%, dated 06/29/01, matures
     07/02/01, repurchase price
     $12,204,168 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $365,000 - $8,663,000,
     8.750% - 9.250%, 02/15/16 -
     05/01/20; with total
     market value $12,441,199)        12,200          12,200
                                                     -------
Total Repurchase Agreements
   (Cost $26,100)                                     26,100
                                                     -------
Total Investments -- 100.3%
   (Cost $68,531)                                     68,531
                                                     -------
Other Assets and Liabilities, Net -- (0.3%)             (230)
                                                     -------

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 68,313,848 outstanding shares
   of beneficial interest                            $68,314
Undistributed net investment income                        1
Accumulated net realized loss on investments             (14)
                                                     -------
Total Net Asset -- 100.0%                            $68,301
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                     =======
(A) Tri-party repurchase agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4                         SEI Liquid Asset Trust / Annual Report / June 30, 2001

Prime Obligation Fund

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.7%
   FHLMC
        3.890%, 07/10/01             $20,000        $ 19,980
   FNMA
        3.910%, 08/16/01              25,000          24,875
        3.770%, 08/16/01              12,450          12,390
        3.760%, 08/24/01              13,111          13,037
        3.700%, 09/06/01              25,000          24,828
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $95,110)                                     95,110
                                                    --------

COMMERCIAL PAPER -- 50.8%
ENTERTAINMENT -- 2.0%
   Disney Walt
        3.600%, 11/26/01              20,000          19,704
                                                    --------
FINANCIAL SERVICES -- 3.2%
   General Electric Capital
    Corporation
        3.720%, 10/31/01               7,000           6,912
   National Rural Utilities
        3.880%, 07/27/01              10,000           9,972
        5.220%, 09/10/01              15,000          14,846
                                                    --------
                                                      31,730
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 2.6%
   Coca-Cola Enterprises
        3.990%, 07/09/01              15,000          14,987
        3.840%, 08/13/01              11,000          10,949
                                                    --------
                                                      25,936
                                                    --------
INVESTMENT BANKER/BROKER DEALER -- 10.1%
   Goldman Sachs Group LP
        3.780%, 10/12/01              25,000          24,730
   JP Morgan & Company
        4.150%, 07/02/01              25,000          24,997
   Morgan Stanley Dean Witter
        3.650%, 07/18/01              25,000          24,957
   Salomon Smith Barney
        3.750%, 07/02/01              25,000          24,997
                                                    --------
                                                      99,681
                                                    --------
LEASING & RENTING -- 2.5%
   International Lease Finance
        3.800%, 07/12/01              25,000          24,971
                                                    --------
PRINTING & PUBLISHING -- 2.0%
   Washington Post
        3.980%, 07/13/01              20,000          19,973
                                                    --------

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
RETAIL -- 1.9%
   Wal-Mart Stores
        6.150%, 08/10/01             $18,150        $ 18,170
                                                    --------
SCHOOLS -- 2.3%
   Yale University
        3.870%, 07/17/01              22,467          22,428
                                                    --------
SPECIAL PURPOSE ENTITY -- 22.3%
   Corporate Asset Funding Company
        3.750%, 09/13/01              25,000          24,807
   Corporate Receivable Corporation
        3.600%, 09/07/01              25,000          24,830
   Falcon Asset Securitization Corporation
        3.720%, 07/31/01              25,000          24,922
   Galaxy Funding
        4.200%, 07/20/01              25,000          24,945
   Kitty Hawk Funding Corporation
        3.790%, 09/10/01              26,060          25,865
   Park Avenue Receivable
        3.770%, 07/23/01              20,000          19,954
   Preferred Receivable Funding
        3.740%, 07/23/01              25,000          24,943
   Variable Funding Capital
        3.950%, 07/12/01              25,000          24,970
   Windmill Funding Corporation
        4.000%, 07/03/01              23,668          23,663
                                                    --------
                                                     218,899
                                                    --------
STEEL & STEEL WORKS -- 1.9%
   Alcoa Incorporated
        3.730%, 08/17/01              18,270          18,181
                                                    --------
Total Commercial Paper
   (Cost $499,673)                                   499,673
                                                    --------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 13.1%
   Branch Banking
        3.970%, 07/03/01              27,000          27,000
   Firstar
        3.980%, 08/01/01              27,000          27,000
   LaSalle Bank Northern
        3.750%, 09/05/01              25,000          25,000
   State Street Bank
        3.790%, 07/30/01              25,000          25,000
   Wilmington Trust
        3.800%, 08/03/01              25,000          25,000
                                                    --------
Total Certificates of Deposit/Bank Notes
   (Cost $129,000)                                   129,000
                                                    --------

-------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2001                        5

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS -- 4.6%
   AllState Corporation (A)
        3.980%, 09/15/01             $20,000        $ 20,000
   Metropolitan Life Insurance
     Company (A)
        4.394%, 08/01/01              25,000          25,000
                                                    --------
Total Insurance Funding Agreements
   (Cost $45,000)                                     45,000
                                                    --------

CORPORATE BONDS/MEDIUM TERM NOTES -- 2.8%
   Abbott Laboratories (A)
        4.030%, 07/01/01               8,000           8,000
   American Express Centurion Bank (A)
        3.740%, 07/27/01              20,000          20,000
                                                    --------
Total Corporate Bonds/Medium Term Notes
   (Cost $28,000)                                     28,000
                                                    --------

REPURCHASE AGREEMENTS -- 18.0%
   Goldman Sachs Group (B)
     4.100%, dated 06/29/01, matures
     07/02/01, repurchase price
     $62,621,388 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $550,102 - $24,800,000,
     6.000% - 7.000%, 06/01/18 -
     05/01/31; with total
     market value $63,852,000)        62,600          62,600
   Lehman Brothers, Incorporated (B)
     4.110%, dated 06/29/01, matures
     07/02/01, repurchase price
     $42,414,522 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $3,240,000 - $41,035,000,
     6.000%, 07/01/06 - 05/01/316;
     with total market
     value $43,247,685)               42,400          42,400
   Paribas Corporation (B)
     4.090%, dated 06/29/00, matures
     07/02/01, repurchase price
     $71,724,438 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $8,271,000 - $36,495,000,
     0.000% - 6.875%, 07/20/01 -
     08/15/03; with total
     market value $73,134,341)        71,700          71,700
                                                    --------
Total Repurchase Agreements
   (Cost $176,700)                                   176,700
                                                    --------
Total Investments -- 99.0%
   (Cost $973,483)                                   973,483
                                                    --------
Other Assets and Liabilities, Net -- 1.0%              9,877
                                                    --------

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 983,333,600 outstanding shares
   of beneficial interest                           $983,333
Distribution in excess of net investment income           (4)
Accumulated net realized gain on investments              31
                                                    --------
Total Net Assets -- 100.0%                          $983,360
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                    ========
(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2001. The date shown is the earlier of the reset date or demand date.
(B) Tri-party repurchase agreement.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LP -- Limited Partnership
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
6                         SEI Liquid Asset Trust / Annual Report / June 30, 2001

Statements Of Operations ($ Thousands)


For the year ended June 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                         TREASURY SECURITIES         GOVERNMENT SECURITIES               PRIME OBLIGATION
                                                        FUND                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $  20,110                       $ 4,274                       $ 85,740
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                     1,402                           296                          5,831
   Investment Advisory Fees                              118                            25                            491
   Shareholder Servicing Fees -- Class A                 835                           177                          3,476
   Distribution Fees -- Class D                            1                            --                             --
   Custodian/Wire Agent Fees                              29                             5                            148
   Professional Fees                                      21                             3                            110
   Trustee Fees                                            4                             1                             20
   Printing Fees                                          34                             6                            158
   Other Expenses                                         33                             3                            113
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      2,477                           516                         10,347
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Management Fees                                       (97)                          (12)                          (445)
   Investment Advisory Fees                              (76)                          (16)                          (317)
   Shareholder Servicing Fees -- Class A                (835)                         (177)                        (3,476)
   Distribution Fees -- Class D                           --                            --                             --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                        1,469                           311                          6,109
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 18,641                         3,963                         79,631
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on investments               162                            (5)                            36
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $  18,803                       $ 3,958                       $ 79,667
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2001                        7

Statements Of Changes In Net Assets ($ Thousands)


For the years ended June 30,

------------------------------------------------------------------------------------------------------------------------------------
                                               TREASURY SECURITIES       GOVERNMENT SECURITIES             PRIME OBLIGATION
                                                              FUND                        FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                 2001         2000           2001         2000           2001          2000
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $  18,641    $  24,982       $  3,963     $  4,286     $   79,631    $   79,964
   Net Realized Gain (Loss) on investments        162           (1)            (5)          (6)            36             1
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Net Assets from Operations                18,803       24,981          3,958        4,280         79,667        79,965
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                  (18,645)     (25,111)        (3,965)      (4,284)       (79,635)      (80,017)
     Class D                                       (8)         (11)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                (18,653)     (25,122)        (3,965)      (4,284)       (79,635)      (80,017)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued            2,303,349    2,937,877        395,041      424,217      9,944,778    10,961,861
     Reinvestment of Distributions                839          849            770          528         42,948        38,161
     Cost of Shares Redeemed               (2,561,359)  (3,101,500)      (391,346)    (469,366)   (10,608,456)  (10,731,213)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions               (257,171)    (162,774)         4,465      (44,621)      (620,730)      268,809
------------------------------------------------------------------------------------------------------------------------------------
   Class D:
     Proceeds from Shares Issued                  226            6             --           --             --            --
     Reinvestment of Distributions                  8           10             --           --             --            --
     Cost of Shares Redeemed                     (467)         (15)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                   (233)           1             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
     Assets Derived from Capital Share
     Transactions                            (257,404)    (162,773)         4,465      (44,621)      (620,730)      268,809
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets     (257,254)    (162,914)         4,458      (44,625)      (620,698)      268,757
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                        403,215      566,129         63,843      108,468      1,604,058     1,335,301
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $  145,961  $   403,215      $  68,301    $  63,843    $   983,360    $1,604,058
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
8                         SEI Liquid Asset Trust / Annual Report / June 30, 2001

Financial Highlights


For the periods ended June 30,
For a Share Outstanding Throughout the Periods




                                               NET
                     NET              REALIZED AND                DISTRIBUTIONS                                    NET
                   ASSET                UNREALIZED  DISTRIBUTIONS          FROM                                 ASSETS
                  VALUE,        NET          GAINS       FROM NET      REALIZED    NET ASSET                       END
               BEGINNING INVESTMENT       (LOSSES)     INVESTMENT       CAPITAL   VALUE, END    TOTAL        OF PERIOD
               OF PERIOD     INCOME  ON SECURITIES         INCOME         GAINS    OF PERIOD   RETURN+    ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2001            $1.00    $0.05          --            (0.05)           --        $1.00        5.55%      $  145,961
   2000             1.00     0.05          --            (0.05)           --         1.00        5.24          402,982
   1999             1.00     0.05          --            (0.05)           --         1.00        4.72          565,897
   1998             1.00     0.05          --            (0.05)           --         1.00        5.29          603,783
   1997             1.00     0.05          --            (0.05)           --         1.00        5.10          706,232
   CLASS D:
   2001(1)         $1.00    $0.03          --            (0.03)           --        $1.00        3.50%      $       --
   2000             1.00     0.05          --            (0.05)           --         1.00        4.87              233
   1999             1.00     0.04          --            (0.04)           --         1.00        4.35              232
   1998             1.00     0.05          --            (0.05)           --         1.00        4.92              238
   1997             1.00     0.05          --            (0.05)           --         1.00        4.73              216
GOVERNMENT SECURITIES FUND
   CLASS A:
   2001            $1.00    $0.06          --            (0.06)           --        $1.00        5.73%      $   68,301
   2000             1.00     0.05          --            (0.05)           --         1.00        5.37           63,843
   1999             1.00     0.05          --            (0.05)           --         1.00        4.74          108,468
   1998             1.00     0.05          --            (0.05)           --         1.00        5.21          105,201
   1997             1.00     0.05          --            (0.05)           --         1.00        5.09          148,606
PRIME OBLIGATION FUND
   CLASS A:
   2001            $1.00    $0.06          --            (0.06)           --        $1.00        5.75%      $  983,360
   2000             1.00     0.05          --            (0.05)           --         1.00        5.55        1,604,058
   1999             1.00     0.05          --            (0.05)           --         1.00        4.97        1,335,301
   1998             1.00     0.05          --            (0.05)           --         1.00        5.40          947,154
   1997             1.00     0.05          --            (0.05)           --         1.00        5.20          823,270


----------------------------------------------------------------------
                                                         RATIO OF NET
                                               RATIO OF    INVESTMENT
                             RATIO OF NET      EXPENSES        INCOME
              RATIO OF         INVESTMENT    TO AVERAGE    TO AVERAGE
              EXPENSES             INCOME    NET ASSETS    NET ASSETS
            TO AVERAGE         TO AVERAGE    (EXCLUDING    (EXCLUDING
            NET ASSETS         NET ASSETS      WAIVERS)      WAIVERS)
----------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2001          0.44%            5.58%          0.74%        5.28%
   2000          0.44             5.03           0.73         4.74
   1999          0.44             4.62           0.73         4.33
   1998          0.44             5.17           0.73         4.88
   1997          0.44             4.98           0.74         4.68
   CLASS D:
   2001(1)       0.79%            5.62%          0.89%        5.52%
   2000          0.79             4.72           0.88         4.63
   1999          0.79             4.27           0.88         4.18
   1998          0.79             4.82           0.88         4.73
   1997          0.79             4.64           0.89         4.54
GOVERNMENT SECURITIES FUND
   CLASS A:
   2001          0.44%            5.61%          0.73%        5.32%
   2000          0.44             5.18           0.73         4.89
   1999          0.44             4.66           0.73         4.37
   1998          0.44             5.10           0.73         4.81
   1997          0.44             4.98           0.71         4.71
PRIME OBLIGATION FUND
   CLASS A:
   2001          0.44%            5.73%          0.74%        5.43%
   2000          0.44             5.41           0.73         5.12
   1999          0.44             4.84           0.73         4.55
   1998          0.44             5.27           0.73         4.98
   1997          0.44             5.08           0.74         4.78

+ Total return is for the period indicated and has not been annualized. Amounts designated as "--" are zero or have been rounded to zero.
(1) Treasury Securities Fund Class D Shares were fully liquidated February 11, 2001. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2001                         9

Notes To Financial Statements

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds and Class D shares of the Treasury Securities Fund. The Treasury Fund Class D Shares were liquidated on February 11, 2001. In the fiscal period ending June 30, 2001, no shares of the Institutional Cash Fund were sold. As of June 30, 2001 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.

CLASSES -- Class specific expenses, 12b-1 and transfer agent fees for Class D and shareholder servicing fees for Class A, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

 OTHER -- Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the follow-

--------------------------------------------------------------------------------
10                            SEI Liquid Asset Trust/Annual Report/June 30, 2001
ing month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

ACCOUNTING STANDARDS ADOPTED -- The Fund's implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations on financial condition of the Funds upon adoption of the provisions of the guide.


3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund. The Manager has agreed to bear certain expenses of the Trust so that the total expenses excluding 12b-1 and Transfer Agent for Class D do not exceed
 .44% of average daily net assets annually.

SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. For the period ending February 11, 2001, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of
 .15% of the average daily net assets of Class D plus out-of-pocket costs.

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.

First Union, which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.


4. INVESTMENT ADVISORY

Wellington Management Company, LLP serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to
 .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. Effective January 1, 1999, the adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. The fees of the Investment Adviser are paid monthly.


5. CAPITAL LOSS CARRYOVERS

At June 30, 2001, the Funds had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities Fund:                            $69,424 expiring in 2006

Government Securities Fund:                           10,773 expiring in 2009

                                                       3,215 expiring in 2008

During the fiscal year ended June 30, 2001, the following Funds have utilized capital loss carryforwards:

                                           CAPITAL LOSS CARRYFORWARD UTILIZED
-------------------------------------------------------------------------------

Treasury Securities Fund                                             $160,548
Prime Obligation Fund                                                   5,373




-------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2001                       11

Notice To Shareholders (Unaudited)


For shareholders that do not have a June 30, 2001, taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2001, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2001, the Funds of the SEI Liquid Asset Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                 (A)               (B)
                              LONG TERM         ORDINARY              (C)
                            CAPITAL GAINS        INCOME              TOTAL
                            DISTRIBUTIONS     DISTRIBUTIONS      DISTRIBUTIONS
PORTFOLIO                    (TAX BASIS)       (TAX BASIS)       (TAX BASIS)
Treasury Securities Fund         0%               100%               100%
Government Securities Fund       0%               100%               100%
Prime Obligation Fund            0%               100%               100%


                                (D)               (E)
                             QUALIFYING        TAX-EXEMPT
PORTFOLIO                   DIVIDENDS(1)        INTEREST
Treasury Securities Fund          0%                0%
Government Securities Fund        0%                0%
Prime Obligation Fund             0%                0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) and (B) are based on the percentage of each fund's total distribution. Items (C) and (E) are based on the percentage of ordinary income distributions of each fund.
Item (D) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

-------------------------------------------------------------------------------

12                        SEI Liquid Asset Trust / Annual Report / June 30, 2001

SEI Liquid Asset TRUST ANNUAL REPORT June 30, 2001



Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.


OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER

Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP



This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[GRAPHIC OMITTED]
[SEI INVESTMENTS LOGO] OMITTED



SEI Investments Distribution Co.

Oaks, PA 19456

1 800-DIAL-SEI (1 800 342 5734)



SEI-F-097 (6/01)